Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 17.2%
$ 75,295
AmeriCredit Automobile Receivables
Trust, Series 2017-3, Class C, 2.690%,
6/19/23 .......................
$ 75,769
63,108
AmeriCredit Automobile Receivables
Trust, Series 2018-1, Class B, 3.260%,
1/18/24 .......................
63,447
247,000
AmeriCredit Automobile Receivables
Trust, Series 2019-1, Class B, 3.130%,
2/18/25 .......................
252,274
350,000
AmeriCredit Automobile Receivables
Trust, Series 2019-3, Class C, 2.320%,
7/18/25 .......................
360,706
332,951
ARI Fleet Lease Trust, Series 2018-A,
Class A3, 2.840%, 10/15/26(a) .......
335,783
235,000
ARI Fleet Lease Trust, Series 2018-B,
Class A3, 3.430%, 8/16/27(a) ........
239,037
89,076
ARI Fleet Lease Trust, Series 2019-A,
Class A2A, 2.410%, 11/15/27(a) .....
89,844
291,667
Avis Budget Rental Car Funding AESOP,
LLC, Series 2016-2A, Class A, 2.720%,
11/20/22(a) .....................
293,242
350,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-1A, Class A, 3.450%,
3/20/23(a) .....................
355,603
42,045
CarMax Auto Owner Trust, Series 2018-4,
Class A3, 3.360%, 9/15/23 ..........
42,615
413,661
Chesapeake Funding II, LLC, Series 2018-
2A, Class A1, 3.230%, 8/15/30(a) .....
416,946
390,370
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/16/32(a) .....
392,439
12,376
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.948%,
6/25/37 .......................
12,507
108,447
Enterprise Fleet Financing, LLC, Series
2019-3, Class A2, 2.060%, 5/20/25(a) ..
109,894
118,330
GreatAmerica Leasing Receivables
Funding, LLC, Series 2018-1, Class A4,
2.830%, 6/17/24(a) ...............
119,051
106,592
GreatAmerica Leasing Receivables
Funding, LLC, Series 2020-1, Class A2,
1.760%, 6/15/22(a) ...............
107,017
350,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2020-1, Class A4,
1.850%, 2/16/26(a) ...............
360,065
330,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(a) ...............
329,159
284
Hyundai Auto Receivables Trust, Series
2018-A, Class A3, 2.790%, 7/15/22 ...
285
50,000
Nissan Auto Receivables Owner Trust,
Series 2019-C, Class A3, 1.930%,
7/15/24 .......................
50,622
135,493
OneMain Financial Issuance Trust, Series
2015-3A, Class A, 3.630%, 11/20/28(a)
135,765
224,000
OneMain Financial Issuance Trust, Series
2018-2A, Class A, 3.570%, 3/14/33(a) .
235,961
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 390,000
Santander Consumer Auto Receivables
Trust 2020-B, Series 2020-BA, Class A3,
0.460%, 8/15/24(a) ...............
$ 390,686
400,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
401,156
16,606
Sofi Professional Loan Program, LLC,
Series 2016-E, Class A1, 0.942%,
(LIBOR USD 1-Month plus 0.85%),
7/25/39(a)(b) ...................
16,635
37,051
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 2.060%,
5/15/46(a) .....................
37,194
331,162
Wheels SPV 2, LLC, Series 2018-1A,
Class A3, 3.240%, 4/20/27(a) ........
333,437
70,999
Wheels SPV 2, LLC, Series 2019-1A,
Class A2, 2.300%, 5/22/28(a) ........
71,467
300,000
Wheels SPV 2, LLC, Series 2019-1A,
Class A3, 2.350%, 5/22/28(a) ........
306,509
46,941
World Omni Auto Receivables Trust, Series
2017-B, Class A3, 1.950%, 2/15/23 ...
47,098
Total Asset Backed Securities
(Cost $5,981,651) ................ 5,982,213
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
33,403
Freddie Mac, Series 3959, Class PN,
2.000%, 1/15/26 .................
33,473
90,492
Freddie Mac, Series 4172, Class PB,
1.500%, 7/15/40 .................
91,212
14,029
Galton Funding Mortgage Trust, Series
2018-2, Class A41, 4.500%, 10/25/58(a)
(c) ...........................
14,080
5,110
Galton Funding Mortgage Trust, Series
2019-1, Class A41, 4.500%, 2/25/59(a)
(c) ...........................
5,106
Total Collateralized Mortgage Obligations
(Cost $142,796) ................. 143,871
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 13.0%
300,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(c) .....................
322,158
25,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4, 4.131%,
11/10/46 .......................
26,570
341,792
COMM 2012-CCRE1 Mortgage Trust,
Series 2012-CR1, Class A3, 3.391%,
5/15/45 .......................
346,646
250,000
COMM 2012-CCRE2 Mortgage Trust,
Series 2012-CR2, Class A4, 3.147%,
8/15/45 .......................
254,749

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 299,231
COMM 2012-CCRE3 Mortgage Trust,
Series 2012-CR3, Class A3, 2.822%,
10/15/45 .......................
$ 304,080
75,000
COMM 2013-CCRE10 Mortgage Trust,
Series 2013-CR10, Class A4, 4.210%,
8/10/46(c) .....................
80,045
371,000
COMM 2013-CCRE6 Mortgage Trust,
Series 2013-CR6, Class A4, 3.101%,
3/10/46 .......................
380,624
350,000
COMM 2013-CCRE8 Mortgage Trust,
Series 2013-CR8, Class A5, 3.612%,
6/10/46(c) .....................
367,824
20,871
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A2, 2.928%,
2/10/47 .......................
20,758
34,271
COMM 2015-CCRE22 Mortgage Trust,
Series 2015-CR22, Class A2, 2.856%,
3/10/48 .......................
34,322
46,750
COMM 2015-CCRE23 Mortgage Trust,
Series 2015-CR23, Class A2, 2.852%,
5/10/48 .......................
47,131
350,000
GS Mortgage Securities Trust, Series 2013-
GC16, Class A4, 4.271%, 11/10/46 ....
375,424
367,000
GS Mortgage Securities Trust 2013-GCJ12,
Series 2013-GC12, Class A4, 3.135%,
6/10/46 .......................
381,678
350,000
GS Mortgage Securities Trust 2013-GCJ14,
Series 2013-GC14, Class A5, 4.243%,
8/10/46 .......................
373,118
300,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
321,837
178,586
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class A4,
3.091%, 8/10/49 .................
182,615
300,000
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C4, Class A5,
2.850%, 12/10/45 ................
307,365
850
WFRBS Commercial Mortgage Trust,
Series 2011-C4, Class A4, 4.902%,
6/15/44(a)(c) ...................
850
184,690
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class A4, 3.667%,
11/15/44 .......................
185,029
70,000
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2, 3.431%,
6/15/45 .......................
71,113
25,000
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4, 3.001%,
5/15/45 .......................
25,942
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 121,184
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A3, 3.660%,
3/15/47 .......................
$ 120,985
Total Commercial Mortgage-Backed
Securities
(Cost $4,563,975) ................ 4,530,863
CORPORATE BONDS — 64.7%
Aerospace & Defense — 1.1%
350,000
Boeing Co. (The), 4.508%, 5/1/23 ...... 373,096
Automobiles — 3.1%
300,000
Daimler Finance North America, LLC,
2.000%, 7/6/21(a) ................ 300,060
250,000
Ford Motor Credit Co., LLC, 3.813%,
10/12/21 ....................... 251,875
150,000
General Motors Financial Co., Inc.,
1.736%, (LIBOR USD 3-Month plus
1.55%), 1/14/22(b) ............... 151,022
189,000
Hyundai Capital America, 1.137%,
(LIBOR USD 3-Month plus 0.94%),
7/8/21(a)(b) .................... 189,022
200,000
Toyota Industries Corp., 3.110%,
3/12/22(a) ..................... 203,531
1,095,510
Banks — 14.8%
200,000
American Express Co., 0.776%, (LIBOR
USD 3-Month plus 0.60%), 11/5/21(b) . 200,303
250,000
Bank of America Corp., MTN, 2.503%,
10/21/22 ....................... 251,670
350,000
Bank of Nova Scotia (The), 0.330%,
(SOFR plus 0.28%), 6/23/23(b) ...... 350,149
200,000
BNP Paribas SA, 2.950%, 5/23/22(a) .... 204,681
250,000
BNZ International Funding, Ltd., 2.100%,
9/14/21(a) ..................... 250,950
250,000
BPCE SA, 1.370%, (LIBOR USD 3-Month
plus 1.22%), 5/22/22(a)(b) .......... 252,258
250,000
Capital One Financial Corp., 4.750%,
7/15/21 ....................... 250,404
231,000
Citigroup, Inc., 2.350%, 8/2/21 ........ 231,405
250,000
Credit Agricole SA, 1.618%, (LIBOR USD
3-Month plus 1.43%), 1/10/22(a)(b) ... 251,810
200,000
Federation des Caisses Desjardins du
Quebec, 0.469%, (SOFR plus 0.43%),
5/21/24(a)(b) ................... 200,524
200,000
Fifth Third Bank N.A., BKNT, 0.816%,
(LIBOR USD 3-Month plus 0.64%),
2/1/22(b) ...................... 200,656
100,000
Huntington Bancshares, Inc., 2.300%,
1/14/22 ....................... 100,940
365,000
JPMorgan Chase & Co., 2.776%, (LIBOR
USD 3-Month plus 0.94%), 4/25/23(d) . 372,001

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 350,000
KeyBank N.A., BKNT, 0.370%, (SOFR
plus 0.32%), 6/14/24(b) ............ $ 350,527
200,000
Mitsubishi UFJ Financial Group, Inc.,
0.826%, (LIBOR USD 3-Month plus
0.65%), 7/26/21(b) ............... 200,085
250,000
Morgan Stanley, MTN, 2.625%, 11/17/21 . 252,253
250,000
NatWest Markets PLC, 1.712%, (SOFR
plus 1.66%), 9/29/22(a)(b) .......... 254,569
250,000
NatWest Markets PLC, 3.625%, 9/29/22(a) 259,987
250,000
PNC Bank N.A., BKNT, 0.681%, (LIBOR
USD 3-Month plus 0.50%), 7/27/22(b) . 251,302
200,000
Royal Bank of Canada, GMTN, 0.906%,
(LIBOR USD 3-Month plus 0.73%),
2/1/22(b) ...................... 200,835
250,000
Standard Chartered PLC, 2.744%, (LIBOR
USD 3-Month plus 1.20%), 9/10/22(a)
(d) ........................... 251,029
5,138,338
Chemicals — 2.3%
160,000
FMC Corp., 3.950%, 2/1/22 .......... 161,819
350,000
International Flavors & Fragrances, Inc.,
0.697%, 9/15/22(a) ............... 350,194
275,000
Westlake Chemical Corp., 3.600%, 7/15/22 281,374
793,387
Commercial Services — 0.6%
100,000
ERAC USA Finance, LLC, 2.600%,
12/1/21(a) ..................... 100,759
100,000
ERAC USA Finance, LLC, 4.500%,
8/16/21(a) ..................... 100,513
201,272
Construction Materials — 1.5%
183,000
Koppers , Inc., 6.000%, 2/15/25(a) ...... 188,856
350,000
Martin Marietta Materials, Inc., 0.650%,
7/15/23 ....................... 350,770
539,626
Diversified Financial Services — 7.0%
200,000
AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.300%, 1/23/23 . 207,425
150,000
AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.950%, 2/1/22 . 152,531
225,000
Air Lease Corp., 3.500%, 1/15/22 ...... 228,716
283,000
Ally Financial, Inc., 4.125%, 2/13/22 .... 289,443
300,000
Ares Capital Corp., 3.625%, 1/19/22 .... 304,231
290,000
Carlyle Holdings Finance, LLC, 3.875%,
2/1/23(a) ...................... 304,095
83,000
Discover Financial Services, 5.200%,
4/27/22 ....................... 86,234
340,000
Intercontinental Exchange, Inc., 0.769%,
(LIBOR USD 3-Month plus 0.65%),
6/15/23(b) ..................... 339,592
175,000
OneMain Finance Corp., 6.125%, 3/15/24 188,344
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 200,000
Siemens Financieringsmaatschappij NV,
0.728%, (LIBOR USD 3-Month plus
0.61%), 3/16/22(a)(b) ............. $ 200,824
130,000
TD Ameritrade Holding Corp., 0.606%,
(LIBOR USD 3-Month plus 0.43%),
11/1/21(b) ..................... 130,127
2,431,562
Diversified Telecommunication Services — 2.0%
350,000
America Movil SAB de CV, 3.125%,
7/16/22 ....................... 359,550
70,375
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 144A, 3.360%, 9/20/21(a) ...... 70,727
250,000
T-Mobile USA, Inc., 4.000%, 4/15/22 ... 254,469
684,746
Electric Utilities — 3.8%
260,000
Consumers Energy Co., 0.350%, 6/1/23 .. 259,502
250,000
Dominion Energy, Inc., Series B, 2.750%,
9/15/22 ....................... 255,385
350,000
Duke Energy Progress, LLC, Series A,
0.335%, (LIBOR USD 3-Month plus
0.18%), 2/18/22(b) ............... 350,005
200,000
Exelon Corp., 3.497%, 6/1/22 ......... 205,044
120,000
Florida Power & Light Co., 0.283%,
(SOFR plus 0.25%), 5/10/23(b) ...... 119,932
150,000
San Diego Gas & Electric Co., 3.000%,
8/15/21 ....................... 150,481
1,340,349
Electrical Equipment — 1.8%
315,000
Honeywell International, Inc., 0.483%,
8/19/22 ....................... 315,097
300,000
Roper Technologies, Inc., 0.450%, 8/15/22 300,177
615,274
Energy Equipment & Services — 4.6%
200,000
Enbridge, Inc., 0.655%, (LIBOR USD
3-Month plus 0.50%), 2/18/22(b) ..... 200,493
300,000
Enterprise Products Operating, LLC,
3.500%, 2/1/22 .................. 305,738
225,000
Midwest Connector Capital Co., LLC,
3.625%, 4/1/22(a) ................ 228,793
200,000
ONEOK, Inc., 4.250%, 2/1/22 ......... 202,545
300,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.650%, 6/1/22 ....... 306,289
100,000
Williams Cos., Inc. (The), 3.600%, 3/15/22 101,677
250,000
Williams Cos., Inc. (The), 3.700%, 1/15/23 260,315
1,605,850
Equity Real Estate Investment Trusts (REITS)
— 4.3%
265,000
American Tower Corp., 4.700%, 3/15/22 . 273,238
250,000
Jones Lang LaSalle, Inc., 4.400%, 11/15/22 260,012

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— (continued)
$ 205,000
Public Storage, 0.495%, (SOFR plus
0.47%), 4/23/24(b) ............... $ 205,320
228,000
SL Green Operating Partnership L.P.,
1.136%, (LIBOR USD 3-Month plus
0.98%), 8/16/21(b) ............... 228,053
179,000
Starwood Property Trust, Inc., 5.500%,
11/1/23(a) ..................... 187,502
125,000
Ventas Realty L.P./Ventas Capital Corp.,
3.250%, 8/15/22 ................. 127,900
200,000
WEA Finance, LLC, 3.150%, 4/5/22(a) .. 202,957
1,484,982
Food & Staples Retailing — 0.6%
90,000
Smithfield Foods, Inc., 2.650%, 10/3/21(a) 90,438
119,000
Smithfield Foods, Inc., 3.350%, 2/1/22(a) 120,671
211,109
Food Products — 0.5%
175,000
Tyson Foods, Inc., 2.250%, 8/23/21 ..... 175,208
Health Care Providers & Services — 0.9%
325,000
AbbVie, Inc., 2.150%, 11/19/21 ........ 327,326
Insurance — 4.0%
200,000
American International Group, Inc.,
4.875%, 6/1/22 .................. 208,179
350,000
Athene Global Funding, 3.000%, 7/1/22(a) 358,824
100,000
Brighthouse Financial Global Funding,
0.600%, 6/28/23(a) ............... 99,959
75,000
Brighthouse Financial Global Funding,
0.779%, (SOFR plus 0.76%), 4/12/24(a)
(b) ........................... 75,545
290,000
Fidelity National Financial, Inc., 5.500%,
9/1/22 ........................ 306,160
165,000
Guardian Life Global Funding, 1.950%,
10/27/21(a) ..................... 165,891
175,000
Principal Life Global Funding II, 2.375%,
11/21/21(a) ..................... 176,456
1,391,014
Media — 1.7%
300,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.464%, 7/23/22 ........... 310,578
280,000
Interpublic Group of Cos., Inc. (The),
3.750%, 10/1/21 ................. 282,441
593,019
Metals & Mining — 1.4%
175,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23 182,466
100,000
Glencore Finance Canada, Ltd., 4.950%,
11/15/21(a) ..................... 101,636
200,000
Nucor Corp., 4.125%, 9/15/22 ......... 207,089
491,191
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — 2.5%
$ 250,000
CenterPoint Energy Resources Corp.,
0.700%, 3/2/23 .................. $ 250,021
160,000
Diamondback Energy, Inc., 0.900%,
3/24/23 ....................... 160,055
51,000
Ovintiv , Inc., 3.900%, 11/15/21 ........ 51,122
145,000
Range Resources Corp., 5.000%, 3/15/23 . 150,075
250,000
Southern California Gas Co., 0.469%,
(LIBOR USD 3-Month plus 0.35%),
9/14/23(b) ..................... 250,030
861,303
Road & Rail — 1.4%
375,000
Penske Truck Leasing Co. L.P./PTL
Finance Corp., 3.375%, 2/1/22(a) ..... 379,582
125,000
Ryder System, Inc., MTN, 2.800%, 3/1/22 126,818
506,400
Semiconductors & Semiconductor Equipment
— 1.6%
90,000
Broadcom Corp./Broadcom Cayman
Finance, Ltd., 3.000%, 1/15/22 ....... 91,003
250,000
Microchip Technology, Inc., 4.333%,
6/1/23 ........................ 266,572
200,000
NVIDIA Corp., 2.200%, 9/16/21 ....... 200,486
558,061
Software — 0.7%
225,000
Dell International, LLC/EMC Corp.,
5.450%, 6/15/23 ................. 244,070
Specialty Retail — 0.9%
300,000
7-Eleven, Inc., 0.625%, 2/10/23(a) ...... 300,168
Telecommunication Services — 1.2%
250,000
AT&T, Inc., 0.690%, (SOFR plus 0.64%),
3/25/24(b) ..................... 250,575
160,000
Verizon Communications, Inc., 1.118%,
(LIBOR USD 3-Month plus 1.00%),
3/16/22(b) ..................... 161,096
411,671
Tobacco — 0.4%
150,000
BAT Capital Corp., 1.036%, (LIBOR USD
3-Month plus 0.88%), 8/15/22(b) ..... 150,948
Total Corporate Bonds
(Cost $22,484,027) ............... 22,525,480
MUNICIPAL BONDS — 2.5%
Connecticut — 0.6%
200,000
State Of Connecticut, CT, Public
Improvements, Taxable Revenue Bonds,
G.O., Series A, 3.000%, 7/1/21 ....... 200,000

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Illinois — 0.8%
$ 275,000
Chicago O'Hare International Airport, IL,
Refunding, Taxable Revenue Bonds,
Series D, 0.959%, 1/1/23 ........... $ 277,106
Kansas — 0.4%
150,000
Wyandotte County, KS, Advance
Refunding, Taxable Revenue Bonds,
Series B, 0.689%, 9/1/21 ........... 150,116
Pennsylvania — 0.7%
250,000
Allegheny County, PA, Advance Refunding,
Taxable Revenue Bonds, G.O., Series
C79, 0.573%, 11/1/22 ............. 251,247
Total Municipal Bonds
(Cost $875,000) ................. 878,469
Shares
MONEY MARKET FUND — 4.5%
1,570,798
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(e) .......
1,570,798
Total Money Market Fund
(Cost $1,570,798) ................ 1,570,798
Total Investments — 102.3%
(Cost $35,618,247) ............................ 35,631,694
Net Other Assets (Liabilities) — (2.3)% .............. (810,476)
NET ASSETS — 100.0% .......................
$ 34,821,218
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.
BKNT Bank Note
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 1,570,798(a) $ 34,060,896(b) $ — $ 35,631,694
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2021 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.